Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Rental deposits	$ 337,880
Other deposits	29,065	8,331
Deposits for investments	468,000
Other receivables	112,726
Prepayments	829,021	8,525
Prepayments for the acquisition of property and equipment	331,324
Total prepayments, deposits and other receivables	2,108,016	16,856
Less: allowance for CECL
Total prepayments, deposits and other receivables, net	2,108,016	16,856
Less: amount classified as non-current assets	(1,022,554)
Amount classified as current assets	$ 1,085,462	$ 16,856